Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share
Earnings Per Share

16. Earnings Per Share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income attributable to ordinary shareholders in computing basic and diluted earnings per share	4,383,025	5,674,145	4,312,213
Shares (Denominator):
Weight average ordinary shares outstanding—basic	751,814,077	784,007,583	796,097,532
Plus:
Shares for option	19,376	—	—
Shares for ordinary share units and restricted share units	839,503	323,537	49,972
Weight average ordinary shares outstanding—diluted	752,672,956	784,331,120	796,147,504
Earnings per share—basic	5.83	7.24	5.42
Earnings per share—diluted	5.82	7.23	5.42

9,682,255, 8,485,046 and 7,447,313 ordinary shares transferred to ZTO ES were considered issued but not outstanding as of December 31, 2018, 2019 and 2020 , respectively, and therefore not included in the calculation of basic and dilutive earnings per share.